Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 8. INCOME TAX

The Company's deferred tax assets (liabilities) at December 31, 2018 and the provision for income taxes for the period from November 13, 2018 (inception) through December 31, 2018 was deemed to be de minimis.

The Company's net deferred tax assets at December 31, 2019 are as follows:

December 31, 2019
Deferred tax asset
Organizational and start-up costs	$87,897
Total deferred tax asset	87,897
Valuation allowance	(87,897)
Deferred tax asset, net of valuation allowance	$—

The income tax provision consists of the following:

December 31, 2019
Federal
Current	$913,051
Deferred	(87,897)

State
Current	$—
Deferred	—
Change in valuation allowance	87,897
Income tax provision	$913,051

As of December 31, 2019, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2019, the change in the valuation allowance was $87,897.

A reconciliation of the federal income tax rate to the Company's effective tax rate at December 31, 2019 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	2.2%
Income tax provision	23.2%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.